PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

8.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Receivables from third-party payment service providers	504	3,826
Utility deposits	915	2,004
Other deposits	391	711
Receivables from disposal of mining pool business	1,000	—
Receivables from long-term investments	559	—
Deferred expense*	670	150
Loans to the third parties	2,358	2,596
Derivative assets	859	404
Others	290	202
Less: allowance for credit losses	(1,635)	(3,374)
Prepayments and other current assets	5,911	6,519

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.